Convertible Debentures And Notes Payable - Additional information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Dec. 18, 2012	Dec. 31, 2012	Jun. 03, 2008	Dec. 31, 2012 Maxim Group Llc	Dec. 31, 2012 Series A Warrant	Nov. 26, 2012 Series A Warrant	Dec. 31, 2012 Series B Warrant	Nov. 26, 2012 Series B Warrant	Nov. 26, 2012 8% Senior Convertible Debentures
Convertible Long Term Notes Payable [Line Items]
Notes interest rate									8.00%
Number of underlying shares to be registered percentage						100.00%		150.00%
Aggregate principal amount of debt									$ 14,857,200
Initial exercise price of warrants			2.42	0.33	0.50	0.5	0.30	0.3
Number of shares called by warrants		110,507,188	196,189	2,270,000	49,524,003	49,524,003	49,524,003	49,524,003
Gross proceeds from issuance on convertible debt and warrant	14,900,000
Placement agent fees and other transaction related expenses	1,200,000
Total value of placement warrant		12,430,525		542,530
Warrant Term		P18M
Minimum subsequent equity financing		12,000,000
Embedded derivative, fair value of embedded derivative asset		7,548,500
Registration payment arrangement defalt percentage of liquidated damages		2.00%
Registration payment arrangement, maximum potential consideration		$ 600,000